Investments in Unconsolidated Subsidiaries and Affiliates	3 Months Ended
Mar. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

10. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2014 and December 31, 2013 is as follows:

	March 31, 2014	December 31, 2013
	(in millions)
Equity method	$609	$638
Cost method	7	7

Total	$616	$645